Reportable Segments And Geographical Information (Tables)	12 Months Ended
Dec. 31, 2011
Reportable Segments And Geographical Information [Abstract]
Financial Information Of The Company's Reportable Segments

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Not allocated	Total

Revenues	$477,572	$191,852	$124,407	$-	$793,831

Operating income (loss)	$141,771	$33,926	$(6,662)	$(110,007)	$59,028

	Year ended December 31, 2010
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Not allocated	Total

Revenues	$403,940	$165,998	$119,513	$-	$689,451

Operating income (loss)	$126,537	$15,515	$71	$(93,071)	$49,052

	Year ended December 31, 2009
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Not allocated	Total

Revenues	$363,576	$147,863	$71,676	$-	$583,115

Operating income (loss)	$117,648	$29,996	$(15,733)	$(93,712)	$38,199

Schedule Of Long-Lived Assets

	December 31,
	2011	2010

Customer Interactions Solutions	14,535	10,464
Security Solutions	4,533	4,109
Financial Crime and Compliance Solutions	7,319	5,997
Non-allocated	1,912	1,444

	28,299	22,014

Schedule Of Total Revenues From External Customers By Geographical Areas

	Year ended December 31,
	2011	2010	2009

Americas	$499,162	$429,889	$365,817
EMEA *)	196,640	182,805	150,373
APAC **)	98,029	76,757	66,925

	$793,831	$689,451	$583,115

*)	Includes Europe, the Middle East (including Israel) and Africa.
**)	Includes Asia Pacific.

Schedule Of Long-Lived Assets By Geographical Areas

	December 31,
	2011	2010

Americas	$7,735	$5,955
EMEA	19,019	15,227
APAC	1,545	832

	$28,299	$22,014